Other Assets - Additional Information (Detail - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Feb. 29, 2020	Jan. 31, 2020	Oct. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets Line Item
Deposit for mobile broadband license bidding	$ 1,000			$ 1,000	$ 0
5G spectrum bidding amount		$ 48,373
Impairment loss on other assets	$ 44
Event After Reporting Period [Member] | First phase
Disclosure Of Other Assets Line Item
5G spectrum bidding amount			$ 46,293
Event After Reporting Period [Member] | Second phase
Disclosure Of Other Assets Line Item
5G spectrum bidding amount		$ 2,080